Provision for legal proceedings and judicial deposits - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	R$ 17,383,445	R$ 16,895,101
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Civil [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	3,493,260	3,258,113
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	968,426	990,913
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Tax [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	11,382,113	11,485,863
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Regulatory [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	860,025	699,301
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	679,621	460,911
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	11,382,113	11,485,863
Legal Proceedings Contingent Liability, Tax [member] | Federal income taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	3,619,834	3,372,743
Legal Proceedings Contingent Liability, Tax [member] | ICMS - State VAT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	2,869,089	2,684,248
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	1,529,885	1,408,519
Legal Proceedings Contingent Liability, Tax [member] | IRRF - Withholding tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	1,030,981	982,134
Legal Proceedings Contingent Liability, Tax [member] | Penalties related to tax positions [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	483,577	449,039
Legal Proceedings Contingent Liability, Tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	451,781	490,500
Legal Proceedings Contingent Liability, Tax [member] | MP 470 - Tax installments [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	304,961	297,902
Legal Proceedings Contingent Liability, Tax [member] | INSS - Social security and other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	226,857	260,712
Legal Proceedings Contingent Liability, Tax [member] | Compensation with IPI - IN 67/98 [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	181,655	134,642
Legal Proceedings Contingent Liability, Tax [member] | Goodwill Rumo [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	83,734	529,788
Legal Proceedings Contingent Liability, Tax [member] | Stock option [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	70,072	67,991
Legal Proceedings Contingent Liability, Tax [member] | Financial transactions tax on loan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	53,765	52,585
Legal Proceedings Contingent Liability, Tax [member] | Foreign financial operation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	28,701	290,220
Legal Proceedings Contingent Liability, Tax [member] | Other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	R$ 447,221	R$ 464,840